NOTE 4 - SUBSEQUENT EVENTS (Details Narrative) (USD $)	Jun. 13, 2013	Apr. 30, 2013
Subsequent Events [Abstract]
Common stock authorized	30,000,000	22,000,000
Common stock par value	$ 2	$ 0
Preferred stock par value	$ 0.01	$ 0
Preferred stock authorized	10,000,000	10,000,000